UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07916

                   ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Utility Income Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
---------------------------------------------------   -----------   ------------
COMMON STOCKS - 88.5%
Utilities - 78.4%
Electric & Gas Utility - 61.7%
The AES Corp. (a)                                         217,300   $  4,615,452
AES Tiete SA                                          167,414,900      4,371,216
AGL Resources, Inc.                                       144,600      5,261,994
Allegheny Energy, Inc. (a)                                170,400      7,112,496
Ameren Corp.                                               53,000      2,838,150
American Electric Power Co., Inc.                          55,159      2,012,200
Centerpoint Energy, Inc.                                  300,100      4,336,445
CLP Holdings Ltd.                                         405,000      2,561,005
Consolidated Edison, Inc.                                  98,800      4,564,560
CPFL Energia, SA (ADR)                                     58,400      2,268,840
Dominion Resources, Inc.                                   46,700      3,730,863
DPL, Inc.                                                  97,000      2,696,600
Duke Energy Corp.                                         235,384      7,061,520
Edison International                                      105,600      4,608,384
Enel Spa - Spon Adr (ADR)                                  37,290      1,669,846
Entergy Corp.                                              79,000      6,134,350
Equitable Resources, Inc.                                 131,400      4,843,404
Exelon Corp.                                              128,000      7,805,440
FirstEnergy Corp.                                         122,000      6,961,320
Fortum Oyj                                                 97,000      2,606,554
FPL Group, Inc.                                           118,600      5,271,770
Hong Kong & China Gas                                   1,656,000      3,852,831
ITC Holdings Corp.                                         72,400      2,466,668
KeySpan Corp.                                              53,200      2,181,200
New Jersey Resources Corp.                                 68,750      3,414,125
NSTAR                                                     175,900      5,792,387
PG&E Corp.                                                128,300      5,379,619
PPL Corp.                                                 207,200      7,245,784
Questar Corp.                                              35,900      3,106,786
Scottish & Southern Energy PLC                            184,019      4,220,851
Sempra Energy                                             111,967      5,566,999
The Southern Co.                                           96,700      3,313,909
Tractebel Energia SA                                      263,600      2,372,892
TXU Corp.                                                  82,076      5,434,252
Xcel Energy, Inc.                                         258,800      5,383,040
                                                                    ------------
                                                                     153,063,752
                                                                    ------------
Miscellaneous - 2.9%
Aqua America, Inc.                                        147,533      3,495,057
E.ON AG (ADR)                                              85,818      3,638,683
                                                                    ------------

                                                                       7,133,740
                                                                    ------------
Pipelines - 8.9%
Enbridge, Inc.                                             66,900      2,206,362
Kinder Morgan, Inc.                                        44,439      4,637,654
Oneok, Inc.                                               190,500      7,290,435
Southern Union Co.                                         98,549      2,723,897
Williams Cos, Inc.                                        210,800      5,192,004
                                                                    ------------
                                                                      22,050,352
                                                                    ------------
Telephone Utility - 4.9%
AT&T, Inc.                                                198,600      6,182,418
BellSouth Corp.                                           116,800      4,756,096
Verizon Communications, Inc.                               37,100      1,305,178
                                                                    ------------
                                                                      12,243,692
                                                                    ------------
                                                                     194,491,536
                                                                    ------------
Consumer Services - 4.8%
Broadcasting & Cable - 1.1%
Grupo Televisa, SA (ADR)                                  144,400      2,749,376
                                                                    ------------
Cellular Communications - 3.7%
America Movil SA de CV Series L (ADR)                     168,740      6,295,689
Orascom Telecom Holding SAE (GDR)(b)                      53,000       2,835,500
                                                                    ------------
                                                                       9,131,189
                                                                    ------------
                                                                      11,880,565
                                                                    ------------
Energy - 3.2%
International - 0.9%
Talisman Energy, Inc.                                     124,200      2,183,436
                                                                    ------------
Miscellaneous - 1.1%
Peabody Energy Corp.                                       63,000      2,776,410
                                                                    ------------
Oil Service - 1.2%
BJ Services Co.                                            30,600      1,049,886
GlobalSantaFe Corp.                                        41,000      2,018,020
                                                                    ------------
                                                                       3,067,906
                                                                    ------------
                                                                       8,027,752
                                                                    ------------
Basic Industry - 1.1%
Mining & Metals - 1.1%
China Shenhua Energy Co., Ltd.-Class H                  1,564,000      2,764,133
                                                                    ------------
Technology - 1.0%
Communication Equipment - 1.0%
QUALCOMM, Inc.                                             68,000      2,561,560
                                                                    ------------
Total Common Stocks
   (cost $151,519,242)                                               219,725,546
                                                                    ------------
CONVERTIBLE - PREFERRED STOCKS - 4.9%
Utilities - 4.9%
Electric & Gas Utility - 4.9%
Entergy Corp.
   7.625%                                                  75,600      4,038,552
Great Plains Energy, Inc.
   8.00%                                                  110,000      2,693,900
PNM Resources, Inc.
   6.75%                                                  106,600      5,489,900
                                                                    ------------

Total Convertible - Preferred Stocks
   (cost $11,934,058)                                                 12,222,352
                                                                    ------------
INVESTMENT COMPANIES - 1.2%
Mutual Funds - 1.2%
Tortoise Energy Capital Corp.
   (cost $2,920,326)                                      131,400      3,101,040
                                                                    ------------
NON-CONVERTIBLE - PREFERRED STOCKS - 1.1%
Utilities - 1.1%
Public Utilities - Electric & Gas - 1.1%
Georgia Power Co.
   6.00%
   (cost $2,665,000)                                      105,000      2,628,287
                                                                    ------------

                                                      Principal
                                                       Amount
                                                        (000)
                                                      ----------
SHORT-TERM INVESTMENTS - 3.8%
Time Deposit - 3.8%
State Street Euro Dollar
   4.60%, 9/01/06
   (cost $9,308,000)                                  $     9,308      9,308,000
                                                                    ------------
Total Investments - 99.5%
   (cost $178,346,626)                                               246,985,225
Other assets less liabilities - 0.5%                                   1,262,513
                                                                    ------------
Net Assets - 100.0%                                                 $248,247,738
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the market value of these securities amounted to $2,835,500 or 1.1% of net assets.

     Please note: The sector classifications presented herein are based on the sector categorizations methodology of the Adviser.

     Glossary:

     ADR - American Depositary Receipt

     GDR - Global Depositary Reciept

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)      Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: October 23, 2006